Fair Value Measurements (Details 1) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Stock purchase warrants [Member]	Mar. 31, 2014 Embedded conversion options [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member] Stock purchase warrants [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member] Embedded conversion options [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Embedded conversion options [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Contingent consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, Opening	$ 3,248,595	$ 1,733,055	$ 1,515,540	$ 0	$ 780,960	$ 1,823,207	$ 0
Established in 2014	11,249,023	7,681,189	3,567,834	1,353,842	965,484	0	11,109,020
Modification of Convertible Debt Agreement				0	250,361	0	0
Effect of Conversion to Common Stock	(1,860,779)	0	(1,860,779)	0	(393,948)	(549,936)	0
Change in fair value	(201,062)	27,673	(228,735)	379,213	90,839	(492,311)	4,334,932
Reclass to Equity				0	(178,156)	0	(15,443,952)
Balance, Ending	$ 12,435,777	$ 9,441,917	$ 2,993,860	$ 1,733,055	$ 1,515,540	$ 780,960	$ 0